Note 3 - Acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Business Combination [Table Text Block]
	Acquisition Date
	Fair Values
	(as adjusted)
Cash	$3,590
Accounts receivable	21,088
Inventories	42,271	(a)
Other current assets	4,144
Property, plant and equipment	9,357	(b)
Intangible assets	189,700	(c)
Other assets	3,496
Total identifiable assets	273,646

Accounts payable	9,585
Accrued expenses	6,670
Other current liabilities	5,104
Noncurrent liabilities	34,331	(d)
Total liabilities assumed	55,690
Net identifiable assets acquired	217,956
Goodwill	186,714	(e)
Net assets acquired	$404,670

Cash paid	$324,071
Fair value of contingent consideration	3,300
Fair value of noncontrolling interest	72,354	(f)
Fair value of seller note	4,945	(g)
Fair value of consideration transferred	404,670
Deferred consideration	(80,599)
Total consideration paid	$324,071

Business Combination, Intangible Asset, Acquired, Finite-Lived and Indefinite-Lived [Table Text Block]
	Acquisition Date	Weighted Average
	Fair Value	Amortization Period
Trademarks	$21,900	Indefinite
Customer relationships	130,300	17 years
Technology	37,500	15 years
Total intangible assets acquired	$189,700

Business Combination, Pro Forma Information [Table Text Block]
	Year Ended
	December 31,
	2024	2023
Revenue, net	$632,130	$735,522
Net earnings	56,154	56,448
Less: Net earnings attributable to non-controlling interest	4,131	1,176
Net earnings attributable to Bel Fuse	$52,023	$55,272
Earnings per Class A common share - basic and diluted	$3.94	$4.13
Earnings per Class B common share - basic and diluted	$4.16	$4.37